Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Retained Earnings	Additional paid in capital	Total
Balance at Mar. 31, 2022	$ 1,153	$ 390,501		$ 390,504
Balance (in Shares) at Mar. 31, 2022	11,500,000
Reorganization	$ (1,150)
Net profit for the year		332,354		332,354
Balance at Mar. 31, 2023	$ 3	722,855		722,858
Balance (in Shares) at Mar. 31, 2023	11,500,000
Net profit for the year		1,296,203		1,296,203
Balance at Mar. 31, 2024	$ 3	2,019,058		2,019,061
Balance (in Shares) at Mar. 31, 2024	11,500,000
Reorganization	$ 1,247		164,103	165,350
Reorganization (in Shares)	1,000,000
Net profit for the year		1,275,882		1,275,882
Balance at Mar. 31, 2025	$ 1,250	$ 3,294,940	$ 164,103	$ 3,460,293
Balance (in Shares) at Mar. 31, 2025	12,500,000